Self Administration Transaction - Summary of Estimated Fair Value Consideration Transferred (Parenthetical) (Detail) - Contribution Agreement $ in Millions	Jun. 28, 2019 USD ($)
Business Acquisition [Line Items]
Fair market value	$ 0.5
Percentage of fair value of equity interests	50.00%